BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

4.    BUSINESS ACQUISITIONS

Unless stated otherwise, all business combinations disclosed were accounted for by applying the acquisition method. Goodwill recognized as a result of the acquisitions is not expected to be deductible for income tax purposes.

Acquisitions and disposal in 2022

Acquisition of VisionLabs – In February 2022, the Group acquired a 100% ownership interest in VisionLabs B.V. (“VisionLabs”), leading provider of computer vision and machine learning solutions, for total consideration of RUB 6,556 million. The acquisition was aimed at reinforcement of the Group’s artificial intelligence product portfolio in the computer vision space, and enhancing the potential of the Group’s digital ecosystem. The purchase price constitutes a cash payment of RUB 5,276 million, deferred payment of RUB 659 million paid later in 2022 and contingent consideration of RUB 621 million. Contingent consideration was based on certain performance criteria for the periods starting 2022 and ending 2024.

Acquisition of Gulfstream – In April 2022, the Group acquired a 58.38% ownership interest in Gulfstream Security Systems JSC (“Gulfstream”), one of Russia’s leading providers of digital safeguard systems for residential households, automobiles, and commercial real estate, for total consideration of RUB 1,999 million in cash. The acquisition was aimed at expanding the Group’s Smart Home business vertical. The Group has acquired call and written put options to purchase the remaining 41.62% stake, exercisable starting 2025 based on the financial results of Gulfstream.

Acquisition of Bronevik – In July 2022, the Group acquired a 100% ownership interest in LLC “Company Bronevik” and LLC “Bronevik Online” (together – “Bronevik”), one of the market leaders in online hotels booking. The acquisition was aimed at developing the Group's new business line, MTS Travel, in the tourism industry. Total consideration of RUB 4,000 million was paid in cash.

Acquisition of Webinar – In July 2022, the Group acquired a 75.5% ownership interest in LLC “Webinar” and LLC “Webinar Technologies” (together – “Webinar”), developer and provider of videoconferencing solutions and video services for corporations, for total consideration of RUB 2,095 million in cash. The acquisition was aimed at complementing the Group’s ecosystem of B2B services and development of a single universal application for video calls and conferences further integrated with videoconferencing services. The Group has acquired call and written put options to purchase the remaining 24.5% stake. In September 2022, options were partly excercised for RUB 328 million and the Group’s ownership interest in Webinar increased to 84.25%. The remaining put and call options are exercisable in 2024 and 2025 based on the financial results of Webinar.

The purchase price allocations for acquired companies as at the dates of acquisitions were as follows:

	VisionLabs		Gulfstream		Bronevik		Webinar
	final		preliminary		preliminary		preliminary
Goodwill	4,320	(1)	1,889	(3)	3,898	(5)	2,609	(6)
Customer base	2,333	(2)	2,114	(4)	—		—
Other intangible assets	736		332		38		452
Property, plant and equipment	81		279		8		12
Other non-current assets	31		289		41		84
Current assets	319		2,609		1,266		57
Cash and cash equivalents	326		24		197		58
Current liabilities	(816)		(3,055)		(1,416)		(187)
Put option to purchase NCI	—		(1,877)		—		(986)
Non‑current liabilities	(774)		(605)		(32)		(4)

Total consideration	6,556		1,999		4,000		2,095
Including:
Fair value of contingent consideration	621		—		—		—
Deferred payment	659		—		—		—
Cash paid	5,276		1,999		4,000		2,095
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Artificial Intelligence” operating segment (Note 5).
(2)Amortized over the term of up to 7 years.
(3)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Gulfstream” operating segment (Note 5).
(4)Amortized over the term of 5 to 8 years.
(5)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Travel” operating segment (Note 5).
(6)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment (Note5).

Disposal of NVision Czech Republic a.s. – In October 2022, the Group disposed of 100% in NVision Czech Republic a.s., which constituted the part of “Other” reportable segment (Note 5). The details of the disposal are disclosed in Note 10.

Acquisitions in 2021

Acquisition of Zelenaya Tochka – In April 2021, the Group increased its stake in Achemar Holdings Limited, owner of the operational companies of “Zelenaya Tochka” Group, to 100% and obtained control over the entity to expand its regional footprint. Prior to the acquisition, the Group owned 51% in Achemar Holdings Limited and accounted for the investment as the investment in joint venture (Note 15). “Zelenaya Tochka” Group includes fixed-line operators in Stavropol and Tambov regions. The purchase price constituted a cash payment of RUB 1,512 million paid in April 2021 and deferred payment of RUB 7 million.

Acquisition of Credit Consulting – In April 2021, the Group acquired a 100% ownership interest in LLC “Credit Consulting”, a credit broker. The purchase price constituted a cash payment of RUB 10 thousand paid in May 2021 and contingent consideration at fair value of RUB 60 million, payable in 5-year period based on operating performance targets.

Acquisition of MTT – In June 2021, the Group acquired a 100% ownership interest in OJSC “Multiregional TransitTelecom” (“MTT”), a provider of intelligent connectivity solutions for businesses, to expand its connectivity services portfolio. The purchase price constituted a cash payment of RUB 3,680 million paid in June 2021, transfer of receivables from former owners offset against the purchase price for RUB 1,958 million and deferred payment of RUB 160 million.

Acquisition of Energy Group – In June 2021, the Group acquired a 100% ownership interest in LLC “GDTs Energy Group” (“GreenBush”), the operator of the GreenBush data center in Tehnopolis special economic area, to use the facility’s additional capacity to offer colocation and cloud solutions to customers as well as to facilitate the Group’s own compute and storage needs. The purchase price constituted a cash payment of RUB 5,200 million paid in July 2021.

The purchase price allocations for acquired companies as at the dates of acquisitions were as follows:

	Zelenaya Tochka		GreenBush	Credit Consulting
Goodwill	1,353	(1)	—	46	(2)
Customer base	320	(3)	—	—
Trademark	12		—	—
Other intangible assets	24		1	4
Property, plant and equipment	623		5,171	—
Other non-current assets	43		17	—
Current assets	1,417		84	18
Cash and cash equivalents	152		9	3
Current liabilities	(725)		(26)	(11)
Non‑current liabilities	(118)		(56)	—
Total consideration	3,101		5,200	60
Including:
Fair value of contingent consideration	—		—	60
Fair value of previously held interest	1,582		—	—
Deferred payment	7		—	—
Cash paid or payable	1,512		5,200	—
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment (Note 5).
(2)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Fintech” operating segment (Note 5).
(3)Amortized over the term of 5 years.

The purchase price allocation of MTT was not finalized as of the date the 2021 financial statements were authorised for issue as the Group had not completed the valuation of the individual assets of the company acquired. The Group’s consolidated financial statements as of December 31, 2021 reflected the allocation of the purchase price based on a preliminary fair value assessment of the assets acquired and liabilities assumed. In 2022 the Group finalized the valuation of assets of MTT and the acquisition date fair value of the assets changed since the preliminary calculations. The following table summarizes the purchase price allocation for MTT as of December 31, 2022:

	Preliminary		Measurement
	amounts		period adjustments	Final amounts
Goodwill	2,984	(1)	(61)	2,923	(1)
Customer base	827	(2)	(539)	288	(2)
Trademark	530		(436)	94
Other intangible assets	590		238	828
Property, plant and equipment	588		821	1,409
Other non-current assets	254		—	254
Current assets	3,056		—	3,056
Cash and cash equivalents	340		—	340
Current liabilities	(2,656)		—	(2,656)
Non‑current liabilities	(715)		(23)	(738)
Total consideration	5,798		—	5,798
Including:
Fair value of offset financial assets	1,958		—	1,958
Deferred payment	160		—	160
Cash paid or payable	3,680		—	3,680
(1)The goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment.
(2)Amortized over the term of up to 4 years.

Acquisitions under common control, accounted for directly in equity

Acquisition of LLC Sistema Capital (“Sistema Capital”) – In September 2021, the Group acquired the remaining 70% stake in the investment services company Sistema Capital from subsidiaries of Sistema, for total consideration of RUB 3,500 million. Acquisition of Sistema Capital enables the Group to enhance its retail financial services portfolio, adding a comprehensive set of investment services.

The following table summarizes the details of acquisition of subsidiary under common control finalized in 2021:

	Consideration
	paid
	net of cash		Assets acquired	Liabilities
Acquired company	acquired*	Cash acquired	other than cash	assumed
Sistema Capital	3,474	26	1,185	90

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Disposal of STS-Ukraine

In February 2021, the Group sold its 100% stake in LLC “Sitronics Telecom Solutions Ukraine” (“STS-Ukraine”) for RUB 52 million.

As of the date of disposal, the carrying amounts of assets and liabilities pertaining to the disposal group and reconciliation of the loss on disposal were as follows:

Current assents	282
Non-current assets	51
Total assets	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83

Total consideration	(52)

Loss on disposal	53

Acquisition in 2020

Acquisition of Stopol – In June 2020, the Group acquired a 100% ownership interest in LLC “Stopol Auto” and LLC “Koagent Rus” (jointly referred as “Stopol”, later renamed to “MTS Auto”), wholesalers of auto parts and multimedia devices. The purchase price constituted a cash payment of RUB 312 million paid in July 2020 and a contingent consideration. This acquisition allowed the Group to enter into the market of the smart multimedia systems for cars.

The purchase price allocation for Stopol as at the date of acquisition was presented as follows:

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “MTS Auto” operating segment within “Other” category in reportable segments.

None of the final or provisional amounts of goodwill recognized is expected to be deductible for income tax purposes.

According to the terms of the purchase agreements, deferred payments and contingent consideration payable by the Group could be reduced by the amount of any losses incurred by the Group in respect of any tax or other claims relating to the pre-acquisition period. In case the amount of the losses incurred exceeds the amount of deferred payment, the seller has indemnified the Group for the amounts in excess. The following table summarizes the movement in deferred payment and contingent consideration liabilities and related indemnification assets for the years ended December 31, 2022, 2021 and 2020:

				Zelenaya	Credit
Indemnification asset/	VisionLabs	IT-Grad	Stopol	Tochka	Consulting	MTT
(Liability on deferred payment/	contingent	contingent	contingent	deferred	contingent	deferred
contingent consideration)	consideration	consideration	consideration	payment	consideration	payment

January 1, 2020	—	(907)	—	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	(40)	—	—	—
Less: Provision for tax liabilities related to pre-acquisition period	—	—	26	—	—	—
Reversal of tax provision	—	—	(10)	—	—	—

December 31, 2020	—	(907)	(24)	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	—	(7)	(60)	(160)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	3	—	—	—
Revaluation	—	542	—	—	(1)	—
Payment	—	365	—	7	—	—

December 31, 2021	—	—	(21)	—	(61)	(160)

Initial recognition of deferred payment/contingent consideration	(621)	—	—	—	—	—
Reversal of tax provision	—	—	(8)	—
Revaluation	(54)	—	(11)	—	(4)	—
Payment	—	—	40	—	—	160

December 31, 2022	(675)	—	—	—	(65)	—

Pro forma results of operations – The following pro forma financial data for the years ended December 31, 2022, 2021 and 2020 give effect to the business combinations as if they had been completed at the beginning of the year.

	2022	2021	2020
		MTT, Zelenaya
		Tochka,
	VisionLabs,	GreenBush,
	Webinar,	Credit
	Bronevik,	Consulting,
Pro forma:	Gulfstream	Sistema Capital	STOPOL

Revenue	543,321	537,867	495,273
Profit for the year	33,584	64,399	62,079

The pro forma information is based on various assumptions and estimates. The pro forma information is neither necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2020, 2021 or 2022, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included into the consolidated financial statements of the Group only from the respective dates of acquisition and are presented as follows:

	2022	2021	2020
		MTT, Zelenaya
	VisionLabs,	Tochka, GreenBush,
	Webinar, Bronevik,	Credit Consulting,
	Gulfstream	Sistema Capital	STOPOL

Revenue	4,707	5,341	355
(Loss)/profit for the year	(489)	25	25